Note Supplemental disclosure on the consolidated statments of cash flows (Cash disbursement for consideration of the assets and liabilities sold) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Cash Flow Supplemental [Line Items]
Loans Held-for-sale	$ 88,821	$ 137,000
Deposits	(30,496,224)	(27,209,723)
Liabilities from discontinued operations	$ 0	$ (1,815)
Discontinued Operations
Schedule Of Cash Flow Supplemental [Line Items]
Loans Held-for-sale			$ 1,739,101
Premises and equipment, net			16,223
Other assets			16,853
Deposits			(2,009,816)
Other liabilities			(6,611)
Liabilities from discontinued operations			$ (244,250)